Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
July 31, 2022

Dates Covered
Collections Period	07/01/22 - 07/31/22
Interest Accrual Period	07/15/22 - 08/14/22
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/22	530,824,836.25	29,584
Yield Supplement Overcollateralization Amount 06/30/22	15,359,459.04	0
Receivables Balance 06/30/22	546,184,295.29	29,584
Principal Payments	22,546,858.24	542
Defaulted Receivables	313,885.43	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/22	14,395,801.95	0
Pool Balance at 07/31/22	508,927,749.67	29,027

Pool Statistics	$ Amount	# of Accounts
Pool Factor	39.69%
Prepayment ABS Speed	1.32%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,560,809.70	208
Past Due 61-90 days	1,428,035.10	67
Past Due 91-120 days	252,912.71	11
Past Due 121+ days	0.00	0
Total	6,241,757.51	286

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.32%
Delinquency Trigger Occurred	NO

Recoveries	301,787.55
Aggregate Net Losses/(Gains) - July 2022	12,097.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.03%
Prior Net Losses/(Gains) Ratio	0.47%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.11%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.25%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.91%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	41.71

Flow of Funds	$ Amount
Collections	24,563,734.22
Investment Earnings on Cash Accounts	17,421.34
Servicing Fee	(455,153.58)
Transfer to Collection Account	-
Available Funds	24,126,001.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	198,466.14
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,573,028.94
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,981,173.51

Total Distributions of Available Funds	24,126,001.98

Servicing Fee	455,153.58
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 07/15/22	524,500,778.61
Principal Paid	21,897,086.58
Note Balance @ 08/15/22	502,603,692.03

Class A-1
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-2
Note Balance @ 07/15/22	0.00
Principal Paid	0.00
Note Balance @ 08/15/22	0.00
Note Factor @ 08/15/22	0.0000000%

Class A-3
Note Balance @ 07/15/22	363,210,778.61
Principal Paid	21,897,086.58
Note Balance @ 08/15/22	341,313,692.03
Note Factor @ 08/15/22	81.9067678%

Class A-4
Note Balance @ 07/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	104,620,000.00
Note Factor @ 08/15/22	100.0000000%

Class B
Note Balance @ 07/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	37,770,000.00
Note Factor @ 08/15/22	100.0000000%

Class C
Note Balance @ 07/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 08/15/22	18,900,000.00
Note Factor @ 08/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	247,741.89
Total Principal Paid	21,897,086.58
Total Paid	22,144,828.47

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	145,284.31
Principal Paid	21,897,086.58
Total Paid to A-3 Holders	22,042,370.89

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1972876
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.4375958
Total Distribution Amount	17.6348834

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3486461
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	52.5475428
Total A-3 Distribution Amount	52.8961889

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	711.19
Noteholders' Principal Distributable Amount	288.81

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/22	12,588,844.52
Investment Earnings	16,397.10
Investment Earnings Paid	(16,397.10)
Deposit/(Withdrawal)	-
Balance as of 08/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,312,226.63	$1,468,964.66	$1,620,834.22
Number of Extensions	100	67	66
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.26%	0.27%